PROVISIONS	12 Months Ended
Dec. 31, 2020
PROVISIONS
PROVISIONS

NOTE 19 – PROVISIONS

Telecom and its subsidiaries are parties to several civil, tax, commercial, labor and regulatory proceedings and claims that have arisen in the ordinary course of business. In order to determine the proper level of provisions, Management of the Company, based on the opinion of its internal and external legal counsel, assesses the likelihood of any adverse judgments or outcomes related to these matters as well as the range of probable losses that may result from the potential outcomes. A determination of the amount of provisions required, if any, is achieved after careful analysis of each individual case.

The determination of the required provisions may change in the future due to new developments or unknown facts at the time of the evaluation of the claims or changes as a matter of law or legal interpretation.

Provisions consist of the following:

	Balances						Balances
	as of	Additions					as of
	December 31,	Capital	Interest	Reclassifications		Decreases	December 31,
	2019	(i)	(ii)			(iii)	2020
Current
Provisions	1,622	2,299	—	1,093		(3,397)	1,617
Total current provisions	1,622	2,299	—	1,093		(3,397)	1,617
Non-Current
Provisions	5,440	711	672	(1,093)		(1,250)	4,480
Asset retirement obligations	861	2,261	244	—		(384)	2,982
Total non-current provisions	6,301	2,972	916	(1,093)		(1,634)	7,462
Total provisions	7,923	5,271	916	—	(iv)	(5,031)	9,079

(i)	$3,003 charged to Other operating expenses, $2,261 charged to Rights of use assets and $7 charged to Other comprehensive income.
(ii)	Charged to finance costs, net - Other interests, net and other investments results.
(iii)	Includes RECPAM.
(iv)	Includes ($3,014) of provisions payments and ($113) reclassified to other receivables.

	Balances	Additions					Balances
	as of						as of
	December	Capital	Interest			Decreases	December
	31, 2018	(i)	(ii)	Reclassifications		(iii)	31, 2019
Current
Provisions	1,557	321	—	1,374		(1,630)	1,622
Total current provisions	1,557	321	—	1,374		(1,630)	1,622

Non- Current
Provisions	6,224	1,599	2,157	(1,374)		(3,166)	5,440
Asset retirement obligations	1,039	75	259	—		(512)	861
Total non-current provisions	7,263	1,674	2,416	(1,374)		(3,678)	6,301

Total provisions	8,820	1,995	2,416	—	(viii)	(5,308)	7,923

(i)     $1,751 charged to Other operating expenses, $75 charged to Rights of use assets, $176 reclassified from accounts payable and ($7) charged to Other comprehensive income.

(ii)    Charged to finance costs, net - Other interests, net and other investments results.

(iii)    Includes RECPAM.

(iv)    Includes ($1,362) of provisions payments.

1.     Probable Contingent liabilities

Below is a summary of the most significant claims and legal actions for which the Company, based on the advice of its legal counsel and the judicial background for each claim, has recorded provisions, that considered enough:

a)   Profit sharing bonds

Various legal actions are brought, mainly by former employees of the Company against the Argentine government and Telecom Argentina, requesting that Decree No. 395/92 – which expressly exempted Telefónica and the Company from issuing the profit sharing bonds provided in Law No. 23,696 – be struck down as unconstitutional. The plaintiffs also claim the compensation for damages they suffered because such bonds have not been issued.

In August 2008, the Argentine Supreme Court of Justice found Decree No. 395/92 unconstitutional when resolving a similar case against Telefónica.

Since the Argentine Supreme Court of Justice’s judgment on this matter, the Divisions of the Courts of Appeal ruled that Decree No. 395/92 was unconstitutional. As a result, in the opinion of the legal counsel of the Company, there is an increased probability that the Company has to face certain contingencies, notwithstanding the right of reimbursement that attends Telecom Argentina against the National State.

Such Court decision found the abovementioned Decree unconstitutional and ordered that the proceedings be remanded back to the court of origin so that such court could decide which defendant was compelled to pay –the licensee and/or the Argentine government- and the parameters that were to be taken into account in order to quantify the remedies requested (percent of profit sharing, statute of limitations criteria, distribution method between the program beneficiaries, etc). It should be mentioned that there is no uniformity of opinion in the Courts in relation to each of those concepts.

Later, in “Ramollino Silvana c/Telecom Argentina S.A.”, the Argentine Supreme Court of Justice, on June 9, 2015, ruled that the profit sharing bonds do not correspond to employees who joined Telecom Argentina after November 8, 1990 and that were not members of the PPP.

This judicial precedent is consistent with the criteria followed by the Company for estimating provisions for these demands, based on the advice of its legal counsel, which considered remote the chances of paying compensation to employees not included in the PPP.

Legal action’s statute of limitations criteria: Argentine Supreme Court of Justice ruling “Dominguez c/ Telefónica de Argentina S.A.”

In December 2013, the Argentine Supreme Court ruled on a similar case to the above referred legal actions, “Domínguez c/ Telefónica de Argentina S.A”, overturning a lower court ruling that had barred the claim (as having exceeded the applicable statute of limitations since ten years had passed since the issuance of Decree No. 395/92).

The Argentine Supreme Court of Justice ruling states that the Civil and Commercial Proceedings Court must hear the case again to consider statute of limitations arguments raised by the appellants that, in the opinion of the Argentine Supreme Court of Justice, were not considered by the lower court and are relevant to the resolution of the case.

After the Argentine Supreme Court of Justice’s ruling and until the date of these consolidated financial statements, two chambers of the Civil and Commercial Federal Proceedings Court have issued opinions interpreting the doctrine developed by the Argentine Supreme Court of Justice in its ruling, acknowledging that the statute of limitations must be applied periodically –as of the time of each balance sheet- but limited to five years; and Chamber III ruled, by a majority of votes, that the statute of limitations must not be applied periodically, but that instead, was exceeded ten years after the issuance of Decree No. 395/92.

Criteria for determining the relevant profit to calculate compensation: ruling of the Civil and Commercial Federal Proceedings Court in Plenary Session “Parota c/ Estado Nacional y Telefónica de Argentina S.A.”

On February 27, 2014, the Civil and Commercial Appeals Court issued its decision in plenary session in the case “Parota, César c/ Estado Nacional”, as a result of a complaint filed against Telefónica, ruling: “that the amount of profit sharing bonds the corresponding to former employees of Telefónica de Argentina S.A. should be calculated based on the taxable income of Telefónica de Argentina S.A. on which the income tax liability is to be assessed”.

The Court explained that in order to make such determination: “it is necessary to clarify that “taxable income” (pre-tax income) means the amount of income subject to the income tax that the company must pay, which generally means gross income, including all revenue obtained during the fiscal year (including contingent or extraordinary revenue), minus all ordinary and extraordinary expenses accrued during such fiscal year”.

Federación Argentina de las Telecomunicaciones and others against Telecom Argentina S.A. in relation to worker shareholding participation

In June 2013 Telecom Argentina was notified of a lawsuit filed by four unions claiming the issuance of a profit sharing bonds (hereinafter “the bonds”) for future periods and for periods for which the statute of limitations is not expired. To enforce this claim, the plaintiffs require that Decree No. 395/92 should be declared unconstitutional.

This collective lawsuit is for an undetermined amount. The plaintiffs presented the criteria that should be applied for the determination of the percentage of participation in the Company’s profit. The lawsuit requiring the issuance of a profit sharing bond represents an obligation with potential future economic impact for the Company.

The Company filed its answer to the claim, arguing that the labor courts lack of jurisdiction. In October 2013, the judge rejected the lack of jurisdiction plea, established a ten-year period as statute of limitation and deferred ruling on the defenses of res judicata, lis pendens and on the third party citation required after a hearing is held by the court. Telecom has appealed the judge’s ruling.

In December 2013 this hearing took place and the intervening court differed the defense of statute of limitations filed by the Company to the moment of the final ruling, among other matters. It also ordered the plaintiff to establish that they have permission to bring the case on behalf Telecom Argentina’s employees included in the claim; meanwhile the trial proceeding will be suspended. The plaintiff appealed the decision and the judge deferred this issue to the time of sentencing.

In December 2017, the Court of First Instance dismissed the claim on the grounds that the claimant lacks of active legitimization because it is an individual claim, not a collective one. The claimant filed an appeal, which is pending before Chamber 7 of the Court of Appeals. In June 2019, the Court of Appeals revoked the decision rendered by the Court of First Instance and ordered that the file be submitted to the Court of First Instance for the initiation of discovery proceedings.

The Company, based on the advice of its legal counsel, believes that there are strong arguments to defend its rights in this claim based, among other things, in the expiration of the statute of limitations of the claim for the unconstitutionality of Decree No. 395/92, the lack of active legal standing for collective claim for bonds issuance -due to the existence of individual claims-, among other reasons regarding lack of active legal standing.

b)   Former sales representative claims of Personal and Nextel

Former sales representatives of Personal and Nextel have brought legal actions for alleged improper termination of their contracts and have submitted claims for payment of different items such as commission differences, value of the customers’ portfolio and lost profit, among other matters. The Company´s Management believes, based on the advice of its legal counsel, that certain items included in the claims would not be sustained while other items, if sustained, would result in lower amounts than those claimed. As of the date of these consolidated financial statements, some legal actions are in the discovery phase and with expert opinions in progress.

c)   Regulator's Penalty Activities

Telecom Argentina is subject to various penalty procedures, in most cases promoted by the Regulatory Authority, for delays in the reparation and installation of service to fix-line customers. Although generally a penalty considered on an individual basis does not have a material effect on Telecom Argentina's equity, there is a significant disproportion between the amounts of the penalty imposed by the Regulatory Authority and the revenue that the affected customer has generated to Telecom Argentina.

On March 3, 2021, the "Sanctions Regime applicable to ICT Services" was approved through ENACOM Resolution No. 221/21. The mentioned Resolution, among others, provides: (i) the penalty reference unit as the PBU-SBT value effective as of the date of payment, (ii) a maximum penalty equivalent to 50,000 PBU-SBT and a minimum penalty equivalent to 50 PBU-SBT, (iii) the publication of the penalties imposed in media and/or institutional website; and (iv) the possibility of imposing daily penalties for every day of non-compliance. As of the date of these consolidated financial statements, the Company is analyzing the impact of this new regulation.

d)   Task Solutions against/ Telecom Personal S.A. S/ Ordinario and Task Solutions against/Telecom Argentina S.A. S/ Ordinario

Task Solutions S.A., a company whose main activity was the contact center, promoted lawsuits against Telecom Argentina and Telecom Personal, claiming a total amount of $408,721,835 for damages and losses suffered during the contractual relationship between those companies, as well as the non-renewal of the relationship between them. Task Solutions S.A. maintains that its only contractual relationship was with the defendant companies and that the non-renewal of their relationship caused its cessation of payments. In August 2018, the Company answered the claims denying the compensation claimed and requesting the unconstitutionality of the punitive damages claimed.

On the other hand, the Company reproved the amounts already paid to third parties in relation to labor items. Likewise, a claim was made for the amounts that eventually will have to be paid for that same concept in the future. Such estimation may be modified in relation to the proof that is produced in the case.

In December 2018, Task Solutions was declared bankrupt.

The Company’s Management, with the advice of its legal counsel, believes that it has strong arguments for its defense.

2.     Possible Contingencies

In addition to the possible contingencies related to regulatory matters described in Note 2 d), a summary of the most significant claims and legal actions for which no provisions have been established is detailed below, although it cannot be ensured the final outcome of these lawsuits:

a.Radio-electric Spectrum Fees

In October 2016 Personal modified the criteria used for the statement of some of its commercial plans (“Abono fijo”) for purposes of paying the radio-electric spectrum fees (derecho de uso de espectro radioeléctrico or “DER”), considering certain changes in such plans’ composition. This meant a reduction in the amount of fees paid by Personal.

In March 2017, the ENACOM demanded Personal to rectify its statements related to October 2016, requiring that such plans’ statements continue to be prepared based on the previous criteria. A similar demand took place in September 2018, for subsequent periods. The Company's Management considers that it has strong legal arguments to defend its position, which are actually confirmed by Resolution ENACOM No. 840/18 and, as a consequence presented, the corresponding administrative notes. In August 2017, Personal received the notice of charge for the differences in the amounts owed in connection with the payment made in October 2016. Notwithstanding the grounds disclosed in its response, in April 2019, ENACOM imposed a sanction on the Company due to the non-compliance alleged for that period. The Company filed the corresponding administrative response. However, the company cannot assure that its arguments will be accepted by the ENACOM.

The difference resulting since October 2016, from both sets of liquidation criteria is of approximately $717 plus interest as of December 31, 2019.

On February 27, 2018, Resolutions Nos. 840/18 and No. 1,196/18 were published in the Official Gazette. Through these Resolutions, the ENACOM updated the value of the Radio-electric Spectrum Fee per Unit and, in addition, it established a new regime for mobile communications services, which substantially increased the amounts to be paid in this regard.

Opportunely, Telecom submitted the rectifying affidavits corresponding to the months of March and April 2018 (due in April and May 2018), and paid (under protest) the respective amounts. It also started to comply with, as from September 2018, the filing and payment (under protest) of the corresponding affidavits.

Through Resolution ENACOM No. 4,266/19 issued on October 8, 2019, the basis for calculating the Radio-electric Spectrum Fees corresponding to the Mobile Communications Services (SRMC, STM, PCS and SCMA) was modified based on the Affidavits that expires after the date of issuance of the Resolution. Such modification represents a reduction in the applicable rate for payment of DER for these services.

b.“Consumidores Financieros Asociación Civil para su Defensa” claim

In November 2011, Personal was notified of a lawsuit filed by the “Consumidores Financieros Asociación Civil para su Defensa” claiming that Personal made allegedly abusive charges to its customers by implementing per-minute billing and setting an expiration date for prepaid telecommunication cards.

The plaintiff claim Personal to: i) cease such practices and bill its customers only for the exact time of telecommunication services used; ii) reimburse the amounts collected in excess in the ten years preceding the date of the lawsuit; iii) credit its customers for unused minutes on expired prepaid cards in the ten years preceding the date of the lawsuit; iv) pay an interest equal to the lending rate charged by the Banco de la Nación Argentina; and v) pay punitive damages provided by Section 52 bis of Law No. 24,240.

Personal dismissed the claim with emphasis on the regulatory framework that explicitly endorses its practices, now challenged by the plaintiff in disregard of such regulations.

This claim is at a preliminary stage as of the date of these consolidated financial statements. However, the judge has ordered the accumulation of this claim with two other similar claims against Telefónica Móviles Argentina S.A. and AMX Argentina S.A. So, the three legal actions will continue within the Federal Civil and Commercial Court No. 9.

On the other hand, the Secretariat of Commerce canceled the registration of "Consumidores Financieros Asociación Civil para su defensa", therefore, the Company is awaiting the resolution of the intervening court.

The plaintiffs are seeking damages for undetermined amounts. Although the Company believes there are strong defenses according to which the claim should not succeed, in the absence of jurisprudence on the matter, the Company’s Management (with the advice of its legal counsel) has classified the claim as possible until a judgment is rendered.

c."Proconsumer" lawsuit on changes in services prices

In June 2012 the consumer trade union “Proconsumer” filed a lawsuit against Personal claiming that the company did not provide the clients with enough information regarding the new prices for the services provided by Personal between May 2008 and May 2011. It demands the reimbursement to certain customers – Abono Fijo - of an amount of a period of two months since the alleged inconsistencies of the plaintiff.

The Company answered the complaint and made a proposal that was rejected by the Supreme Court of Justice of the Nation, which ordered that the case continued in commercial courts.

The settlement agreement reached by the parties to put an end to the lawsuit was confirmed on October 8, 2020.

d.Proceedings related to value added services - Mobile contents

In October 2015 Personal was notified of a claim initiated by consumer trade union “Cruzada Cívica para la defensa de los consumidores y usuarios de Servicios públicos”. The plaintiff invokes the collective representation of an undetermined number of Personal customers.

The plaintiff claims the way that content and trivia are contracted, in particular the improper billing of messages sent offering those services and their subscription. Additionally, it proposes the application of a punitive damages to Personal.

This claim is substantially similar to other claims made by the consumer association (Proconsumer) where collective representation of customers is also invoked. As of the date of these consolidated financial statements, this claim with undetermined amounts is at preliminary stage since the demand notifications of everyone involved have not yet been finalized.

Personal has answered the claims through the presentation of legal and factual defenses, subpoenaing third parties involved in the provision of VAS. Likewise, with the advice of its legal counsel, Telecom believes to have strong arguments for its defense. However, given the absence of jurisprudential precedents, the final outcome of these claims cannot be assured.

e.Claims of some Content Providers  to the Company

In the framework of the general reorganization of the content business started out by Personal in 2016, and given the expiration of agreements with content providers, some of the latter have been notified that such agreements will not be renewed.

By virtue of that communication, some companies required and obtained preliminary injunctions against Personal, in order to avoid the decision of not renewing the agreements, and thus, forcing Personal to refrain from disconnecting or interrupting the contractual relationship. As of the date of these consolidated financial statements, there are no preliminary injunctions in force.

In February 2017, the ENACOM notified Personal the Resolution 2017‑1122‑APN-ENACOM # MCO (Resolution No. 1,122), which set out that Mobile Operators providers of audiotext and mass calling Value Added Services may receive, in every respect, a percentage that should not exceed 40% of the services invoiced on behalf and to the order those providers. In addition, the Resolution set forth a 30 -day period to file under the ENACOM the interconnection contracts or the addenda to the existing ones, that ensure adjustments to the contracts already in force and with relation to the services rendered by the members of CAVAM.

In July 2019, ENACOM provided through Resolution No. 2019-2540-APN-ENACOM#JGM to terminate Resolution No. 1,122/17 of the Register of the National Communications Entity and Resolution No. 184-SC / 1997.

f.“Asociación por la Defensa de Usuarios y Consumidores against/Telecom Personal S.A.” claim

In 2008 the “Asociación por la Defensa de Usuarios y Consumidores” sued Personal, seeking damages for undetermined amounts, claiming the billing of calls to the automatic answering machine and the collection system called "send to end" in collective representation of an undetermined number of Personal customers. The claim is currently about to render judgment.

In 2015 the Company took knowledge of an adverse court ruling in a similar trial, promoted by the same consumer’s association against other mobile operator. Currently it is pending of judgment.

The Company's Management, with the advice of its legal counsel, believes that it has strong arguments for its defense. However, the outcome of this claim cannot be ensured.

g.Claims by Trade Unions for Union Contributions and Payments

The unions FOEESITRA, SITRATEL, SILUJANTEL, SOEESIT, FOETRA, SUTTACH and the Union of telephony workers and employees of Tucumán (Sindicato de Obreros y Empleados Telefónicos de Tucumán) filed 7 legal actions against Telecom Argentina claiming the union contributions and payments set forth in the respective Collective Bargaining Agreements (“CBA”) corresponding to the third party employees rendering services to the Company, for the not prescribed term of 5 years, plus the damages caused by the lack of payment of such items. The items claimed are the Special Fund and the Solidarity Contribution.

The unions mentioned sustain that Telecom is jointly liable for the payment of the above-mentioned contributions and payments, based on the provisions of sections 29 and 30 of the Labor Contract Law and the nonperformance of the CBA as to its obligation to inform the Union on the hiring of third parties. All claims were answered.

In the action brought by FOEESITRA, the judge of first instance rejected the summons to third parties made by Telecom. An appeal has been filed against that decision.

In the action brought by FOETRA, the Court of Appeals revoked the decision rendered by the court of first instance that had declared the incompetence. The judge of first instance must render a decision on the exceptions filed by Telecom.

The other claims have been suspended at the request of the parties.

The lawsuits are for an undetermined amount.

The Company's Management, with the advice of its legal counsel, believes that it has strong arguments for favorite results, but since the lack of jurisprudential precedent, the outcome of this claim cannot be ensured.

h.Asociación por la Defensa de Usuarios y Consumidores v. Cablevisión on expedited summary proceeding:

In November 2018 the Company was notified of a lawsuit initiated by the Asociación por la Defensa de Usuarios y Consumidores, requesting that the defendant 1) cease to prevent customers to rescind Internet and cable TV services at the time of request; 2) reimburse to each user the amounts collected for the period of 5 years and until Cablevisión fulfills the request mentioned in 1); and 3) pay punitive damages for each of the affected customers.

In December 2018, the Company filed a response. In its plea, it requested the extension of the period of the statutes of limitation (biennial term) and the declaration of the lack of standing to sue of the association. Likewise, the Company argued that the class to be represented had not been established and that it had not contravened the Antitrust Law and gave a detailed description of the termination procedure used by Cablevisión highlighting its compliance with Sections 10 ter and 10 quater of such law. It also challenged the application of the punitive damages claimed by the plaintiff and the Company also produced documentary evidence. It requested that the claim be rejected in its entirety, and that the legal costs be borne by the plaintiff.The lawsuit is for an undetermined amount.

The Company, with the advice of its legal counsel, considers that it has strong arguments for its defense.However, the outcome of this claim cannot be ensured.

i.   Claim “Unión de Usuarios y Consumidores y otro c/Telecom Argentina S.A.”

On September 3, 2019, Telecom (as surviving company of Cablevisión) was notified of a lawsuit initiated by “Unión de Consumidores y Consumidores” and “Consumidores Libres Cooperativa Ltda. de Provisión de Servicios de Acción Comunitaria”, pending before the Commercial Court of First Instance No. 9, Secretariat No. 17, for undetermined amounts.

In the class action, the claimants requested the Company to credit to its subscribers the increases of September and October 2018, January 2019 and the increases that may be made for as long as the claim remains pending for Internet services, subscription broadcasting services, other technology information and communication services and other supplementary services (all of those services provided under the brands Cablevisión and Fibertel), plus interest until the date of the effective restitution. The claimants allege that the Company infringed certain provisions set forth under the TIC and Communication Services Customers Regulation and Law No. 24,240 related to the terms and the way in which subscribers shall be notified of changes in the prices of those services.

The Company, based on the advice of its legal counsel, considers that it has strong arguments for its defense. However, the final outcome of this claim cannot be assured.

j.Resolution No. 50/10 and subsequent ones of the Secretariat of Domestic Trade of the Nation (“SCI”)

SCI Resolution No. 50/10 approved certain rules to commercialize pay television services. These rules provide that cable television operators must apply a formula to calculate their monthly subscription prices. The price arising from the application of the formula was to be informed to the Office of Business Loyalty (Dirección de Lealtad Comercial), having cable television operators to adjust such amount semi-annually and informing the result of such adjustment to such Office. The Company filed an administrative appeal against Resolution No. 50/10 requesting the suspension of its effects and its nullification.

Additionally, according to the decision issued on August 1, 2011 in judicial cause “LA CAPITAL CABLE S.A. V. Ministerio de Economía-Secretaría de Comercio Interior de la Nación”, the Federal Court of Appeals of the City of Mar del Plata has ordered the SCI to suspend the application of Resolution No. 50/10 with respect to all cable television licensees represented by “ATVC. The preliminary injunction ordered by the Court of Mar del Plata was notified to the SCI and the Ministry of Economy on September 12, 2011 and became fully effective. The National Government filed an appeal against the decision issued by the Court of Mar del Plata. Such appeal was dismissed, for which the National Government filed a direct appeal to the Supreme Court, which was also dismissed.

Notwithstanding the foregoing, between March 2011 and October 2014 successive resolutions were published in the Official Gazette based on Resolution 50/10 that regulated the prices that Cablevision should charge in monthly basis fees to users. These resolutions were challenged and suspended due to the aforementioned injunction. However, each Resolution had a valid period of three to six months, with the last one expiring in October 2014.

In September 2014, the Court issued a decision in judicial cause “Municipalidad de Berazategui V. Cablevisión” ordering the remission of the cases relating to these resolutions to the jurisdiction of the Court of Mar del Plata, that had issued the decision on the collective action in favor of ATVC.

Currently, all judicial causes related to this issue are processed in the Federal Justice of Mar del Plata.

In April 2019, La Capital Cable S.A. was notified of the resolution issued by the Federal Court No. 2 of Mar del Plata in which declared the unconstitutionality of certain sections of a law on which the SCI was based for the issuance of Resolution No. 50/10 and the successive resolutions. The declaration of unconstitutionality means that these resolutions are not applicable to La Capital Cable and the companies grouped by ATVC. However, the National Government filed an appeal against that resolution.

On December 26, 2019, the Federal Court of Mar del Plata rejected the grievances of the National Government and confirmed the decision rendered by the court of first instance which declared the unconstitutionality of the sections of the law based on which the SCI issued Resolution No. 50/10 and the subsequent resolutions. The National Government filed an extraordinary appeal, which was granted on March 1, 2021. The Company, with the assistance of its legal advisors, is analyzing the potential impacts related to this new appeal.

These consolidated financial statements should be read considering the circumstances described and the decisions made based on these consolidated financial statements should consider the potential impact that such circumstances may have on the Company and its subsidiaries.

k.Resolution No. 16,765 of the CNV

In 2012, CNV issued Resolution No. 16,765 whereby it ordered the conduction of a preliminary investigation (sumario) against Cablevisión, its directors and members of the Supervisory Committee for an alleged failure to comply with its reporting duties. The CNV considers that this deprived investors of the possibility to become fully aware of the decision issued by the Supreme Court of Argentina in re “Recurso de Hecho deducido por el Estado Nacional Ministerio de Economía y Producción en la causa Multicanal S.A. y otro c/ CONADECO Dto. 527-05” (which as of this date has been resolved) and that a series of issues relating to the information required by the CNV regarding the Extraordinary Meeting of Class 1 and 2 Noteholders held on April 23, 2010 would not have been disclosed.

In April 2012, the Company filed a response requesting that its defenses be sustained and that all charges against it be dismissed. The discovery stage has been closed and the legal brief has been submitted. The case was remitted to the Legal Management.

The Company and its legal advisors believe that the Company has strong arguments in its favor. Nevertheless, the Company cannot assure that the outcome of the preliminary investigation proceeding will be favorable.

l.Resolution No. 17,769 of the CNV

In August 2015, Cablevisión was served notice of Resolution No. 17,769 dated August 13, 2015 whereby the CNV the conduction of a preliminary investigation (sumario) against Cablevisión and its directors, members of the Supervisory Committee and the Head of Market Relations for an alleged delay in the submission of the required documentation relating to the registration of the authorities appointed in the General Meeting of Shareholders of Cablevisión held on April 30, 2000 and the update of the particulars of its registered office in the Autopista de Información Financiera.

In January 2016, the preliminary hearing was held pursuant to Section 138 of Law No. 26,831 and Section 8, Subsection b.1. of Section II, Chapter II, Title III of the Regulations (amended text of 2013).

The Company and its advisors believe that same has strong arguments in its favor on this matter, but no assurance can be given that the outcome of the preliminary investigation proceeding will be favorable.

m.Additional rate for the “Impuesto a la Renta Comercial, Industrial o de Servicios” (Tax on Commercial, Industrial or Services Revenues or “IRACIS”)

In April 2017, a subsidiary of the Company received a notice from the Under-Secretary of Taxes of the Republic of Paraguay, whereby that subsidiary was informed that it had failed to determine the additional IRACIS rate on the retained earnings of the companies merged in 2014.

The Company´s subsidiary considers that it has strong arguments to support its position, but no assurance can be given on the final outcome of this claim.

3.     Remote Contingencies

Telecom faces other legal proceedings, fiscal and regulatory considered normal in the development of its activities. The Company Directors and its legal advisors estimate it will not generate an adverse impact on their financial position and the result of its operations, or its liquidity. In accordance with IAS 37 “Provisions”, not any provision has been constituted and/or disclosed additional information in these financial statements related to the resolution of these issues.

4.     Contingency Asset

“AFA Plus Project” Claim

On July 20, 2012, the Company entered into an agreement with the Argentine Football Association (“AFA”), for the provision of services to a system called “Argentine Football System Administration” (“AFA Plus Project”) related to the secure access to first division football stadiums whereby Telecom Argentina should provide the infrastructure and systems to enable the AFA to manage the aforementioned project. The recovery of investments and expenses incurred by Telecom Argentina and its profit margin would come from charging AFA with a referring price stated in 20% of the popular ticket price per each football fan that attend the stadiums during the term of the agreement, so the recoverability of the Company’s assets related to the Project depended on AFA implementing the “AFA Plus Project”.

From 2012 and in compliance with its contractual obligations, the Company made investments and incurred in expenses amounting to $182, of which some are included in PP&E for the provision and installation of equipment and the execution of civil works for improving the football stadiums, registration centers equipment, inventories and material storage and attend other expenses directly associated with AFA Plus Project.

For several specific reasons of the Project, the football environment and the country context, the AFA Plus system was not implemented by the AFA, not even partially. Accordingly, Telecom Argentina has not been able to begin collecting the agreed price.

Finally, throughout the agreement, Telecom Argentina received no compensation from AFA for the services provided and the work performed. In September 2014, the AFA notified the Company of its decision to terminate the agreement with Telecom Argentina, modifying the AFA Plus Project, and also informed that it will assume the payment of the investments and expenditures incurred by the Company. Accordingly, negotiations between the parties have started.

In February 2015, AFA made a proposal to compensate the investments and expenditures incurred by the Company through advertising exchange exclusively related to the AFA Plus Project (or the one that replaces this Project in the future), in the amount of US$ 12.5 million. The proposal considered that if the advertising compensation was not realized in one year, AFA would pay to Telecom the agreed amount. The Company analyzed the quality of the assets offered by the AFA in its offer of advertising exchange, and rejected the offer as insufficient.

New negotiations were conducted in 2015 to improve the mentioned offer (requiring a combination of cash payments and advertising) but a satisfactory agreement was not reached and negotiations were suspended for AFA internal affairs.

In October 2015, the Company formally demanded that AFA pay the amounts due ($179.2 plus interest from its implementation). The AFA rejected the claim but agreed to resume negotiations for a closing agreement which then was suspended by the AFA electoral process.

In January 2016 both parties resumed conciliatory negotiations, while the Company reserved its right to exercise legal claims on the amounts due.

In June 2016 the Company initiated a compulsory pre-judicial mediation procedure. The first audience, held on July 12, 2016, was attended by both parties. A second audience was held on August 3, 2016 and a third and the last one was held on August 23, 2016, which resulted in no agreement between the parties.

In February 2018, the Company initiated a new mandatory prejudicial mediation procedure which was finished without agreement. On December 19, 2018, a claim was brought against AFA for 353,477,495    Argentine pesos.

Nowadays, the legal proceeding is at discovery phase.

The Company’s Management with the assistance of its external advisor believes that they have strong legal arguments for claiming and are evaluating the actions to be followed for recovering the investments and expenses made.

It is worth mentioning that, for the purpose to comply with accounting standards, the Company has recorded an allowance arising from the uncertainties related to the recoverable value of assets related to the AFA Plus Project and in no way involves giving up or limiting its rights as a genuine creditor for the AFA Plus Project agreement entered into with AFA.